Revenue Management Fee Revenue (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from related parties	$ 18,109	$ 7,898
Amounts due to related parties	6,571	8,734
Golar LNG Partners | Management and administrative services revenue
Related Party Transaction [Line Items]
Amounts due from related parties	3,100	7,200
Amounts due to related parties	$ 800	$ 10,000